Dividends (Details) In Thousands, except Per Share data, unless otherwise specified		12 Months Ended
	Dec. 31, 2012 CNY	Dec. 31, 2013 Minimum	Dec. 31, 2013 Maximum	Jan. 15, 2013 ADS shares USD ($)	Jan. 15, 2013 ADS shares CNY	Nov. 13, 2012 ADS shares USD ($)	Feb. 26, 2014 ADS shares Subsequent event USD ($)	Feb. 26, 2014 ADS shares Subsequent event CNY	Feb. 11, 2014 ADS shares Subsequent event USD ($)
Dividends
Cash dividend per ADS (in dollars per share)						$ 1.00			$ 1.41
Dividend payable	814,934			$ 130,800	815,400		$ 183,300	1,109,700
Annual cash dividend distribution percentage		20.00%	25.00%